Segment Information (Tables)	3 Months Ended
Mar. 31, 2013
Notes To Financial Statements [Abstract]
Revenues and NOI for Reportable Segment

	Three months ended March 31,
	2013	2012
Revenues
Large Market Same Store	$57,278	$53,932
Secondary Market Same Store	44,249	42,673
Non-Same Store and Other	18,363	7,255
Total property revenues	119,890	103,860
Management fee income	178	269
Total operating revenues	$120,068	$104,129

NOI
Large Market Same Store	$34,580	$31,436
Secondary Market Same Store	26,706	25,057
Non-Same Store and Other	11,132	5,780
Total NOI	72,418	62,273
Discontinued operations NOI included above	—	(1,835)
Management fee income	178	269
Depreciation and amortization	(30,350)	(26,755)
Acquisition expense	(10)	(20)
Property management expense	(4,778)	(4,924)
General and administrative expense	(2,890)	(3,029)
Interest and other non-property income	18	114
Interest expense	(14,112)	(12,792)
(Loss) gain on debt extinguishment	(61)	20
Amortization of deferred financing costs	(765)	(656)
Net casualty gain (loss) and other settlement proceeds	16	(9)
Gain (loss) from real estate joint ventures	54	(31)
Discontinued operations	—	9,859
Net income attributable to noncontrolling interests	(159)	(148)
Net income available for Mid-America Apartments, L.P. common unitholders	$19,559	$22,336

Assets for Reportable Segment

	March 31, 2013	December 31, 2012
Assets
Large Market Same Store	$1,194,556	$1,108,827
Secondary Market Same Store	697,986	654,315
Non-Same Store and Other	623,459	728,209
Corporate assets	39,373	38,520
Total assets	$2,555,374	$2,529,871